Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				3 Months Ended		6 Months Ended
	Jul. 10, 2025 USD ($) $ / shares	Jul. 10, 2024 $ / shares shares	Jul. 06, 2023 $ / shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		35,082				23,118	23,118
New awards granted in the period (in shares)	49,092	36,738	35,082
Liabilities from share-based payment transactions (in shares)		11,964
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						631,994	631,994	476,552	476,552
New awards granted in the period (in shares)						1,159,853	1,159,853	1,427,492	1,427,492
Number of other equity instruments outstanding (in shares)				3,331,700	3,114,051	3,331,700	3,331,700	3,114,051	3,114,051		3,128,416	2,503,002
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $	$ 36,738					$ 140,000		$ 100,000		$ 140,000
Expense from share-based payment transactions with employees | €				€ 0.2	€ 0.2		€ 0.3		€ 0.3
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.11	$ 16.33	$ 17.1